Income Tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) company	Dec. 31, 2023 USD ($) company	Dec. 31, 2023 HKD ($) company	Dec. 31, 2022 CNY (¥) company	Dec. 31, 2021 CNY (¥) company
Income tax
Number of Companies' subsidiaries | company	6	6	6	3	4
Taxable profit threshold	¥ 11,662,526	$ 1,642,632		¥ 9,039,275	¥ 6,589,377
Current and deferred portion of income tax expenses
Current tax expenses	1,780,818			1,388,714	1,197,542
Deferred tax expenses (benefits)	157,782	22,223		244,616	(192,091)
Total	¥ 1,938,600	$ 273,046		¥ 1,633,330	¥ 1,005,451
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Shenzhen Dayu International Logistics Co., Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)				10.00%
Preferential tax rates decreased income taxes	¥ 207,142
WFOE - Key Software Enterprise | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential statutory income tax rates				10.00%
Hong Kong
Income tax
Statutory tax rate in the foreign	16.50%	16.50%	16.50%
Taxable profit threshold | $			$ 2
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign	8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%